FINANCE LEASE LIABILITIES (Schedule of Finance Lease Liabilities Payable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 1,038	$ 938
Interest	76	52
Principal	962	886
Less than one year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	473	387
Interest	37	33
Principal	436	354
In more than one year, but not more than two [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	271	381
Interest	19	17
Principal	252	364
In more than two years but not more than five [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	294	170
Interest	20	2
Principal	$ 274	$ 52